Goodwill and Intangible Assets (Amortization of Intangibles) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2016	$ 8,725
2017	8,605
2018	8,341
2019	8,037
2020	7,665
Thereafter	35,321
Net Carrying Value	$ 76,694	$ 79,878